INCOME TAX - Components recognized in income statement (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Fiscal term	$ (673,603)	$ (1,040,558)	$ (752,728)
Prior fiscal terms	4,723	(7,908)	146,837
Total current tax	(668,880)	(1,048,466)	(605,891)
Deferred tax
Fiscal term	684,413	(210,898)	(167,268)
Adjustments for consolidation purposes	(8,947)	(3,600)	(56,276)
Total deferred tax	675,466	(214,498)	(223,544)
Income tax	$ 6,586	$ (1,262,964)	$ (829,435)